Stock Option Agreements and Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
STOCK OPTION PLANS AND AGREEMENTS (Tables)
Number Of Options Outstanding, Beginning	12,430,500	10,910,500
Number Of Options Granted	1,756,500	1,880,000
Number Of Options Exercised	(2,389,000)
Number Of Options Forfeited	(998,000)	(25,000)
Number Of Options Expired	(45,000)	(335,000)
Number Of Options Outstanding, Ending	10,755,000	12,430,500
Number Of Options Vested Or Expected To Vest	10,005,000
Number Of Options Exercisable	9,980,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.05	$ 0.05
Weighted Average Exercise Price Granted	0.21	0.07
Weighted Average Exercise Price Exercised	0.04
Weighted Average Exercise Price Expired	0.10	0.15
Weighted Average Exercise Price Forfeited	0.10	0.05
Weighted Average Exercise Price Outstanding, Ending	0.08	$ 0.05
Weighted Average Exercise Price Vested Or Expected To Vest	0.07
Weighted Average Exercise Price Exercisable	$ 0.07
Weighted-average Remaining Contractual Term Outstanding	3.4
Weighted-average Remaining Contractual Term Vested Or Expected To Vest	3.3
Weighted-average Remaining Contractual Term Exercisable	3.3
Aggregate Intrinsic Value Outstanding	$ 544,100
Aggregate Intrinsic Value Vested Or Expected To Vest	544,100
Aggregate Intrinsic Value Exercisable	$ 544,100